Restructuring (Tables)	6 Months Ended
Jun. 30, 2024
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Restructuring charges	$45,789	$35,661	$45,789	$45,390
Total	$45,789	$35,661	$45,789	$45,390

Summary of Details of Movement in Restructuring Charges

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the period*	33,230	36,704
Utilization	(13,883)	(35,727)
Closing provision	$26,346	$6,999